Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 10—NOTES PAYABLE

Arvest Loan

On August 25, 2020, the Company entered into a promissory note and security agreement with Arvest Bank for a loan in the principal amount of $3,500,000. As of March 31, 2021, the outstanding balance of this loan is $3,026,812, comprised of principal of $3,119,806, net of unamortized loan costs of $92,994. The Company classified $668,744 as a current liability and the balance as a long-term liability.

The loan matures on August 25, 2025 and bears interest at 3.250% per annum; provided that, upon an event of default, the interest rate shall increase by 6% until paid in full. Pursuant to the terms of the loan agreement, the Company is required to make monthly payments of $63,353 beginning on September 25, 2020 and until the maturity date, at which time all unpaid principal and interest will be due. The Company may prepay the loan in full or in part at any time without penalty. The loan agreement contains customary events of default and affirmative and negative covenants for a loan of this type. The loan is secured by all financial assets credited to the Company's securities account held by Arvest Investments, Inc.

Maturities of the debt are as follows:

For the years ended December 31,
2021 (remainder of year)	$499,517
2022	685,222
2023	707,826
2024	731,177
2025	496,064
Total	$3,119,806
Less: Loan costs	(92,994)
Total	$3,026,812

The Company repaid this loan on May 10, 2021. See Note 15.

10% OID Senior Promissory Notes

On March 19, 2021, the Company entered into a securities purchase agreement with two institutional investors, pursuant to which the Company issued to each investor (i) a 10% OID senior secured promissory note in the principal amount of $2,750,000 and (ii) a four-year warrant to purchase 200,000 shares of the Company's common stock at an exercise price of $12.00, subject to adjustments, which may be exercised on a cashless basis, for a purchase price of $2,500,000 each, or $5,000,000 in the aggregate, the relative fair value of which is $1,340,438 and was recorded as debt discount. After deducting a placement fee and other expenses, the Company received net proceeds of $4,590,000. As of March 31, 2021, the outstanding balance of the notes is $3,347,763, comprised of principal of $5,500,000, net of unamortized loan costs of $2,152,237. Loan costs consist of unamortized original issue discount of $870,291 and unamortized warrant value of $1,281,946. The original issue discount and warrant expense are amortized as interest expense. See also Note 13.

The notes bear interest at a rate of 10% per annum and mature on December 19, 2021. The notes may be prepaid by the Company in whole or in part at any time or from time to time without penalty or premium upon at least five (5) days prior written notice, which notice period may be waived by the holder. In addition, if the Company issues and sells shares of its equity securities to investors on or before the maturity date in an equity financing with total gross proceeds of not less than $10,000,000 (excluding the conversion of the notes or other convertible securities issued for capital raising purposes), then the Company must repay the then-outstanding principal amount of the notes and any accrued but unpaid interest.

The notes are secured by a first priority security interest in all of the Company's assets and contain customary events of default. Upon, and during the continuance of, an event of default, the notes are convertible, in whole or in part, at the option of the holder into shares of common stock at a conversion price equal to $12.00, or if lower, 80% of the lowest volume weighted average price for the twenty (20) consecutive trading days prior to the applicable conversion date, but in no event less than $9.00. The conversion price will be appropriately adjusted for any stock dividend, stock split, stock combination, reclassification or similar transaction that proportionately decreases or increases the common stock. In addition, if the Company sells or grants any common stock or securities convertible into or exchangeable for common stock or grants any right to reprice such securities at an effective price per share that is lower than the then conversion price, the conversion price shall be reduced to such price, subject to certain exceptions. See Note 13 for additional terms of the warrants.

NOTE 12—NOTES PAYABLE AND WARRANT LIABILITY

Arvest Loan

On August 25, 2020, the Company entered into a promissory note and security agreement with Arvest Bank for a loan in the principal amount of $3,500,000. As of December 31, 2020, the outstanding balance of this loan is $3,185,369 comprised of principal of $3,283,628, net of unamortized loan costs of $98,259. The Company classified $663,339 as a current liability and the balance as a long-term liability.

The loan matures on August 25, 2025 and bears interest at 3.250% per annum; provided that, upon an event of default, the interest rate shall increase by 6% until paid in full. Pursuant to the terms of the loan agreement, the Company is required to make monthly payments of $63,353 beginning on September 25, 2020 and until the maturity date, at which time all unpaid principal and interest will be due. The Company may prepay the loan in full or in part at any time without penalty. The loan agreement contains customary events of default and affirmative and negative covenants for a loan of this type. The loan is secured by all financial assets credited to the Company's securities account held by Arvest Investments, Inc.

Maturities of the debt are as follows:

For the years ended December 31,
2021	$663,339
2022	685,222
2023	707,826
2024	731,177
2025	496,064
Total	$3,283,628
Less: Loan costs	(98,259)
Total	$3,185,369

Small Business Community Capital II, L.P.

On April 5, 2019, the Company, as borrower, and Holdco entered into a loan and security agreement with Small Business Community Capital II, L.P. ("SBCC") for a term loan in the principal amount of $1,500,000, pursuant to which the Company issued to SBCC a term note in the principal amount of up to $1,500,000 and a ten-year warrant to purchase shares of the most senior capital stock of the Company equal to 5.0% of the outstanding equity securities of the Company on a fully-diluted basis for an aggregate price equal to $100. As of December 31, 2019, the balance of the note was $999,201.

On August 4, 2020, the Company used a portion of the proceeds from the IPO to repay the term note in full and the loan and security agreement was terminated. The total payoff amount was $1,122,412 consisting of principal of $1,066,640, interest of $11,773 and prepayment, legal, and other fees of $43,999.

The Company classified the warrant as a derivative liability on the balance sheet at June 30, 2020 of $2,250,000 based on the estimated value of the warrant in the IPO. The increase in the value of the warrant from the estimated value of $122,344 at December 31, 2019 resulted in a charge of $2,127,656 during the year ended December 31, 2020. Immediately prior to the closing of the IPO on August 4, 2020, SBCC converted the warrant into 250,000 shares of common stock.